TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables consisted of the following items as of December 31:

	2022	2021

Trade receivables (gross)*	530	838
Expected credit losses	(84)	(159)
Trade receivables (net)	446	679

Other receivable, net of expected credit losses allowance	10	11
Total trade and other receivables	456	690
* Includes contract assets (unbilled receivables), see Note 3 for further details
Schedule of movements in the allowance for expected credit losses
The following table summarizes the movement in the allowance for expected credit losses for the years ended December 31:

	2022	2021

Balance as of January 1	159	225

Accruals for expected credit losses	44	35
Recoveries	(6)	(9)
Accounts receivable written off	(64)	(28)
Reclassifications	(4)	—
Reclassification as held for sale	(28)	(56)
Foreign currency translation adjustment	(15)	(4)
Other movements	(2)	(4)

Balance as of December 31	84	159

Schedule of aging of trade receivables
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Unbilled Receivables	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2022
Expected loss rate, %	0.0%	0.6%	15.4%	31.0%	97.1%
Trade receivables	37	356	39	29	69	530
Expected credit losses	—	(2)	(6)	(9)	(67)	(84)

Trade receivables, net	37	354	33	20	2	446

December 31, 2021
Expected loss rate, %	0.0%	1.8%	3.6%	33.3%	95.7%
Trade receivables	49	550	56	45	138	838
Expected credit losses	—	(10)	(2)	(15)	(132)	(159)

Trade receivables, net	49	540	54	30	6	679